Consolidated Statements of Operations (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net Sales	$ 127,854	$ 962,555	$ 1,028,729	$ 1,421,954
Cost of Goods	217,436	975,653	1,123,029	1,506,921
Gross Loss	(89,582)	(13,098)	(94,300)	(84,967)
Operating Expenses
Selling expenses	94,317	219,553	241,513	717,350
General and administrative	673,687	388,952	584,299	458,459
Stock-based compensation	1,060,245
Depreciation and amortization expense	720	365	455	308
Total operating expenses	1,828,969	608,870	826,267	1,176,117
Loss from operations before other expenses	(1,918,551)	(621,968)	(920,567)	(1,261,084)
Other Expenses
Interest expense, net	934	8,789	17,560	6,992
Loss on sale of bonds				6,922
Miscellaneous expense			106	2,496
Total other expenses	934	8,789	17,666	16,410
Net Loss	$ (1,919,485)	$ (630,757)	$ (938,233)	$ (1,277,494)
Net loss per common share (Basic and fully diluted)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.05)
Number of common shares used to compute net loss per share	72,785,907	29,379,798	29,377,101	28,361,458